5. REVERSE TAKEOVER: Schedule of Fair value of TDMA loan (Details)	Dec. 31, 2020	Apr. 24, 2020
Bottom of range
Risk adjusted rate	18.67%	18.31%
Top of range
Risk adjusted rate	18.95%	18.57%